Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 27, 2020 property	Mar. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Overstatement of previously recorded tax benefits, deferred tax assets and net income							$ 800	$ 300	$ 200
Remaining lease term				5 years 6 months
Bad debt expense		$ 600	$ 900	$ 1,384	$ 3,613
Assets held for sale		10,788		10,788		$ 70,839
Straight-line rents receivable	$ (1,021,172)	(982,306)	$ (1,180,859)	$ (982,306)	$ (1,180,859)	$ (1,106,744)	$ (1,240,934)				$ (1,221,233)
Accounting Standards Update [Extensible List]						us-gaap:AccountingStandardsUpdate201602Member	us-gaap:AccountingStandardsUpdate201602Member
Minimum
Lessee, Lease, Description [Line Items]
Lease intangibles, lease-up period				6 months
Maximum
Lessee, Lease, Description [Line Items]
Lease intangibles, lease-up period				24 months
Credit Facility | Revolving Credit Facility
Lessee, Lease, Description [Line Items]
Increase in line of credit facility	$ 95,000
Building
Lessee, Lease, Description [Line Items]
Property, plant and equipment, useful life				40 years
Land Improvements
Lessee, Lease, Description [Line Items]
Property, plant and equipment, useful life				15 years
Furniture and Fixtures | Minimum
Lessee, Lease, Description [Line Items]
Property, plant and equipment, useful life				7 years
Furniture and Fixtures | Maximum
Lessee, Lease, Description [Line Items]
Property, plant and equipment, useful life				10 years
Seniors Housing Communities
Lessee, Lease, Description [Line Items]
Ancillary revenue				$ 6,300
COVID-19 Pandemic
Lessee, Lease, Description [Line Items]
Grants receivable		$ 3,100
COVID-19 Pandemic | Seniors Housing Communities
Lessee, Lease, Description [Line Items]
Number of properties for which grants were received | property										4
Cumulative Effect, Period of Adoption, Adjustment
Lessee, Lease, Description [Line Items]
Written off accounts receivable decrease												$ 100
Straight-line rents receivable							$ 87					$ 100